Intangible Assets, Net	12 Months Ended
Dec. 31, 2017
Disclosure of detailed information about intangible assets [abstract]
Intangible Assets, Net
Note 15 – Intangible Assets, Net

A.	Composition:

	Goodwill	Concessions licenses	Customer relationships	Software	Others	Total
	$ thousands
Cost
Balance as at January 1, 2017	117,550	189,351	41,074	1,771	83,897	433,643
Acquisitions as part of business combinations	296	-	-	195	-	491
Acquisitions – self development	-	-	-	179	10,280	10,459
Disposals	-	-	-	-	(82)	(82)
Sale of subsidiaries	(97,167)	(189,351)	(41,074)	(1,066)	(93,842)	(422,500)
Translation differences	1,235	-	-	74	256	1,565
Balance as at December 31, 2017	21,914	-	-	1,153	509	23,576

Amortization and impairment
Balance as at January 1, 2017	21,455	5,434	20,942	1,015	8,019	56,865
Amortization for the year	-	5,759	3,970	209	2,984	12,922
Disposals	-	-	-	25	-	25
Sale of subsidiaries*	-	(11,193)	(24,912)	(804)	(11,021)	(47,930)

Translation differences	-	-	-	-	53	53
Balance as at December 31, 2017	21,455	-	-	445	35	21,935

Carrying value
As at January 1, 2017	96,095	183,917	20,132	756	75,878	376,778
As at December 31, 2017	459	-	-	708	474	1,641

	Goodwill	Concessions licenses	Customer relationships	Software	Others	Total
	$ thousands
Cost
Balance as at January 1, 2016	79,581	—	41,074	1,776	68,806	191,237
Acquisitions as part of business combinations	37,102	189,351	—	—	5,796	232,249
Acquisitions – self development	—	—	—	138	9,331	9,469
Disposals	—	—	—	(153)	—	(153)
Reclassification	—	—	—	—	(161)	(161)
Translation differences	867	—	—	10	125	1,002
Balance as at December 31, 2016	117,550	189,351	41,074	1,771	83,897	433,643

Amortization and impairment
Balance as at January 1, 2016	21,455	—	16,888	937	4,713	43,993
Amortization for the year	—	5,434	4,054	227	3,287	13,002
Disposals	—	—	—	(153)	—	(153)
Translation differences	—	—	—	4	19	23
Balance as at December 31, 2016	21,455	5,434	20,942	1,015	8,019	56,865

Carrying value
As at January 1, 2016	58,126	—	24,186	839	64,093	147,244
As at December 31, 2016	96,095	183,917	20,132	756	75,878	376,778

*	This amount includes impairment as a result of the sale of Colombian assets. The Company recorded the impairment in cost of sales of $ 10 million ($3 million in Others and $7 million in Goodwill).

B.	The total carrying amounts of intangible assets with a finite useful life and with an indefinite useful life or not yet available for use

	As at December 31
	2017	2016
	$ thousands
Intangible assets with a finite useful life	1,182	280,683
Intangible assets with an indefinite useful life or not yet available for use	459	96,095
	1,641	376,778

C.	Examination of impairment of cash generating units containing goodwill

For the purpose of testing impairment, goodwill is allocated to the Group’s cash-generating units that represent the lowest level within the Group at which the goodwill is monitored for internal management purposes. Goodwill is calculated based on the local currencies of the countries that the subsidiaries operate in and translated into US dollars at the exchange rate at the reporting date.

Goodwill arises from the following Group entities in I.C. Power (cash generating unit):

	As at December 31
	2017	2016
	$ thousands

Nejapa*	-	40,693
Kallpa*	-	10,934
Energuate*	-	37,651
Surpetroil*	-	6,699
OPC Rotem (former AIE)	459	118
	459	96,095

*	Discontinued operations

D.	Impairment testing

The recoverable amount of each CGU is based on the estimated value in use using discounted cash flows. The cash flows are derived from the 5-year budget.

The key assumptions used in the estimation of the recoverable amount are shown below. The values assigned to key assumptions represent management of the Group´s assessment of future trends in the power sector and have been based on historic data from external and internal sources.

	2017	2016
Discount rate	In percent
Peru*	-	6.7
Energuate*	-	8.9
El Salvador*	-	9.8
Colombia*	-	8.2
Terminal value growth rate	-	2

*          Discontinued operations

The discount rate is a post-tax measure based on the characteristics of each CGU with a possible debt leveraging of of 32% in 2016.

The cash flow projections included specific estimates for five years and a terminal growth rate thereafter. The terminal growth rate was determined based on management´s estimate of the long term inflation

In addition to the discount and growth rates, the key assumptions used to estimate future cash flows, based on past experience and current sector forecasts, are as follows:

•	Existing power purchase agreements (PPAs) signed and existing number of customers

•
Investment schedule—I.C. Power Management has used the updated investment schedule in countries in which those companies operate, in order that the supply satisfies the demand growth in an efficient manner.

•
The production mix of each country was determined using specifically-developed internal forecast models that consider factors such as prices and availability of commodities, forecast demand of electricity, planned construction or the commissioning of new capacity in the country’s various technologies.

•
The distribution business profits were determined using specifically-developed internal forecast models that consider factors such as forecasted demand, fuel prices, energy purchases, collection rates, percentage of losses, quality service improvement, among others.

•
Fuel prices have been calculated based on existing supply contracts and on estimated future prices including a price differential adjustment specific to every product according to local characteristics.

•	Assumptions for energy sale and purchase prices and output of generation facilities are made based on complex specifically-developed internal forecast models for each country.

•	Demand—Demand forecast has taken into consideration the most probable economic performance as well as growth forecasts of different sources.

•
Technical performance—The forecast takes into consideration that the power plants have an appropriate preventive maintenance that permits their proper functioning and the distribution business has the required capital expenditure to expand and perform properly in order to reach the targeted quality levels.

Sensitivity to changes in assumptions

With regard to the assessment of value in use of the CGUs, management believes that no reasonably possible change in any of the above key assumptions would cause the carrying value to materially exceed its recoverable amount.